Other reserves	6 Months Ended
Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Other reserves	Other reserves

	As at 30.06.24	As at 31.12.23
	£m	£m
Currency translation reserve	3,676	3,783
Fair value through other comprehensive income reserve	(1,493)	(1,207)
Cash flow hedging reserve	(3,064)	(2,895)
Own credit reserve	(702)	(240)
Other reserves	196	196
Total	(1,387)	(363)
Currency translation reserve
The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group’s net investment in foreign operations, net of the effects of hedging.
As at 30 June 2024, there was a cumulative gain of £3,676m (December 2023: £3,783m gain) in the currency translation reserve, a loss during the period of £107m. This principally reflects the GBP depreciating against USD during the period.
Fair value through other comprehensive income reserve
The fair value through other comprehensive income reserve represents the cumulative unrealised gains and losses on fair value through other comprehensive income investments since initial recognition.
As at 30 June 2024, there was a cumulative loss of £1,493m (December 2023: £1,207m loss) in the fair value through other comprehensive income reserve. The loss during the period of £286m (2023: £135m gain) was principally driven by a £236m loss (2023: £293m gain) from the movement in fair value of bonds due to changes in bond yields and net gain of £158m (2023: £102m) transferred to the income statement and a tax credit of £107m (2023: tax charge £54m).
Cash flow hedging reserve
The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.
As at 30 June 2024, there was a cumulative loss of £3,064m (December 2023: £2,895m loss) in the cash flow hedging reserve. The £169m loss in the period (2023: £2,661m gain) is driven by £1,162m loss (2023: £1,999m gain) from fair value movements on interest rate swaps as major interest rate forward curves increased (2023: decreased), this was offset by £935m of accumulated losses transferred to the income statement (2023: £1,665m losses) and a tax benefit of £58m (2023: tax charge of £1,003m).
Own credit reserve
The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.
As at 30 June 2024, there was a cumulative loss of £702m (December 2023: £240m loss) in the own credit reserve and a loss during the period of £462m. This principally reflects a £635m loss from the tightening of credit spreads partially offset by a tax credit of £173m.
Other reserves
As at 30 June 2024, there was a cumulative gain of £196m (December 2023: £196m gain) in other reserves.